Summary of Stock Option Activity (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Number of options
Outstanding and exercisable beginning balance	926,000	2,107,000	2,232,400
Granted	1,825,000	120,000	1,590,000
Exercised	(433,000)	(578,000)	(635,800)
Expired	(1,689,000)	(723,000)	(1,079,600)
Outstanding and exercisable ending balance	629,000	926,000	2,107,000
Weighted average exercise price
Outstanding and exercisable beginning balance	$ 7.98	$ 9.13	$ 7.52
Granted	9.41	9.57	13.02
Exercised	6.46	6.29	6.22
Expired	9.41	12.94	13.25
Outstanding and exercisable ending balance	9.35	7.98	9.13
Weighted average fair value per option
Outstanding and exercisable beginning balance	1.72	1.82	1.40
Granted	1.98	0.82	2.01
Exercised	1.88	1.58	1.11
Expired	1.77	1.95	1.64
Outstanding and exercisable ending balance	$ 2.22	$ 1.72	$ 1.82